Expense Example	Feb. 28, 2025 USD ($)
FORT PITT CAPITAL TOTAL RETURN FUND | FORT PITT CAPITAL TOTAL RETURN FUND [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	632
Expense Example, with Redemption, 10 Years	1,416
North Square Strategic Income Fund | North Square Strategic Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	467
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	994
Expense Example, with Redemption, 10 Years	1,773
North Square Strategic Income Fund | North Square Strategic Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	473
Expense Example, with Redemption, 10 Years	1,078
North Square Select Small Cap Fund | North Square Select Small Cap Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	608
Expense Example, with Redemption, 10 Years	1,368
North Square Altrinsic International Equity Fund | North Square Altrinsic International Equity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,372
North Square McKee Bond Fund | North Square McKee Bond Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	675
North Square McKee Bond Fund | North Square McKee Bond Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	$ 715